UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada  89521

 (Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  (203) 622-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

Institutional Class Ticker: MOPPX

Class A Ticker: MOOPX

SEMI-ANNUAL REPORT

JUNE 30, 2023

(UNAUDITED)

MERCATOR INVESTMENT MANAGEMENT, LLC

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.mercatormutualfunds.com

MERCATOR INTERNATIONAL OPPORTUNITY FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
31.92%
Basic Materials
1.33%
Communication Services
3.71%
Consumer Cyclical
38.03%
Consumer Defensive
1.18%
Health Care
8.95%
Industrials
12.36%
Money Market Fund
2.52%

Sectors are categorized using Yahoo Finance classifications.

Semi-Annual Report | 1

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.39%

Advertising Agencies - 0.89%
30,000	CyberAgent, Inc. (Japan) *	$ 217,565

Agriculture Industry - 3.86%
122,644	Cresud SACIF y A ADR (Argentina)	948,038

Agricultural Inputs - 1.32%
5,500	Nutrien Ltd. (Canada)	324,775

Airport & Air Services - 1.70%
1,500	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	416,535

Apparel Manufacturing - 3.95%
8,000	Hugo Boss AG (Germany)	624,332
5,000	Moncler SpA (Italy)	345,482
		969,814
Apparel Retail - 1.82%
40,000	Boozt AB (Sweden) *	446,477

Auto Manufactures - 6.07%
150,000	Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) *	676,078
30,000	Subaru Corp. (Japan) *	561,143
7,000	Suzuki Motor Corp. (Japan)	251,936
		1,489,157
Biotechnology - 2.69%
31,600	ALK-Abello A/S Class B (Denmark) *	344,635
3,500	CRISPR Therapeutics AG (Switzerland) *	196,490
20,000	Onward Medical NV (Netherlands) *	117,815
		658,940
Building Products & Equipment - 2.48%
10,000	Compagnie de Saint-Gobain S.A. (France)	607,947

Computer Hardware - 0.76%
120,000	Tobii AB (Sweden) *	185,630

Consulting Services - 2.15%
20,000	Bengo4.com, Inc. (Japan) *	527,996

Consumer Electronics - 1.24%
25,000	Panasonic Holdings Corp. (Japan)	303,355

Diagnostics & Research - 0.63%
65,000	Vimian Group AB (Sweden) *	154,136

Distribution - 1.18%
40,000	Ocado Group PLC (United Kingdom) *	288,460

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 2

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares		Value

Gambling - 1.58%
24,000	Entain PLC (United Kingdom)	$ 387,593

Health Information Services - 0.81%
34,000	RaySearch Laboratories AB Class B (Sweden) *	199,358

Information Technology Services - 1.17%
20,000	Comture Corp. (Japan)	286,488

Internet Content & Information - 1.07%
40,181	Adevinta ASA Class B (Norway) *	263,101

Internet Retail - 12.89%
120,000	Farfetch, Ltd. Class A (United Kingdom) *	724,800
1,000	MercadoLibre, Inc. (Uruguay) *	1,184,600
26,100	MonotaRO Co. Ltd. (Japan)	329,256
90,000	Rakuten, Inc. (Japan) *	310,777
100,000	Z Holdings Corp. (Japan)	239,709
13,000	Zalando SE (Germany) *	373,823
		3,162,965
Luxury Goods - 5.05%
160,000	Watches of Switzerland Group PLC (United Kingdom) *	1,240,175

Medical Distribution - 1.79%
12,000	Amplifon SpA (Italy)	439,712

Medical Instruments & Supplies - 2.01%
1,700	EssilorLuxottica SA (France)	320,086
11,000	Olympus Corp. (Japan)	172,488
		492,574
Packaging & Containers - 1.27%
90,000	DS Smith PLC (United Kingdom) *	310,577

Publishing - 1.75%
50,120	Future PLC (United Kingdom)	429,528

Scientific & Technical Instruments - 2.46%
10,000	Jeol Ltd. (Japan)	352,505
15,492	Lumibird (France) *	250,119
		602,624
Semiconductor Equipment & Materials - 7.67%
16,000	Aixtron SE (Germany)	542,647
1,100	ASM International NV (Netherlands)	466,008
3,000	Lasertec Corp. (Japan)	447,897
3,000	Tokyo Electron Ltd. (Japan)	426,826
		1,883,378

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 3

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Shares		Value

Software-Application - 14.73%
50,000	Accesso Technology Group PLC (United Kingdom) *	$ 488,173
200,000	Kahoot! ASA (Norway) *	544,667
240,000	Learning Technologies Group PLC (United Kingdom)	251,844
53,000	Materialise NV ADR (Belgium) *	457,920
7,000	Money Forward, Inc. (Japan) *	275,091
8,000	Nemetschek SE (Germany)	599,024
12,000	Vitec Software Group AB Class B (Sweden)	602,465
250,000	ZOO Digital Group PLC (United Kingdom) *	395,172
		3,614,356
Software Infrastructure - 4.88%
220	Adyen NV (Netherlands) *	380,582
50,000	BlackBerry Ltd. (Canada) *	276,500
312,000	Boku, Inc. *	540,710
		1,197,792
Specialty Industrial Machinery - 2.16%
6,240	Nidec Corp. (Japan)	338,753
10,000	PVA TePla AG (Germany) *	190,200
		528,953
Specialty Retail - 5.36%
90,000	Mister Spex SE (Germany) *	310,737
27,000	Musti Group Oyj (Finland)	526,928
100,000	Pets at Home Group PLC (United Kingdom)	478,143
		1,315,808

TOTAL COMMON STOCKS (Cost $26,937,037) - 97.39%		23,893,807

MONEY MARKET FUND - 2.52%
618,399	First American Government Obligations Fund Class X 5.01% **	618,399
TOTAL MONEY MARKET FUND (Cost $618,399) - 2.52%		618,399

TOTAL INVESTMENTS (Cost $27,555,436) - 99.91%		24,512,206

OTHER ASSETS LESS LIABILITIES - 0.09%		22,207

NET ASSETS - 100.00%		$ 24,534,413

* Non-income producing securities during the period.

**Variable rate security; the rate shown represents the yield at June 30, 2023.

ADR - American Depositary Receipt.

PLC - Public Limited Company

SE - Societas Europaea, Latin term means European Company.

SA - Société Anonyme, a French term for a public limited company.

SACIF y A - Sociedad Anónima Comercial, Inmobiliaria, Financiera y Agropecuaria.

AB - Aktiebolag, the Swedish term for "limited company" or "corporation".

AG  - Aktiengesellschaft, a German term for a public limited company.

SpA - Società per azioni, an Italian term for a public limited company.

ASA - Allmennaksjeselskap, a Norwegian term for public limited company.

NV - Naamloze Vennootschap, a Dutch term for public limited company.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

As of June 30, 2023 the breakout of the Fund's portfolio by country of issuer was as follows:

Country	% of Net Assets
United Kingdom	23.11%
Japan	20.55%
Germany	10.76%
Sweden	6.47%
Uruguay	4.83%
France	4.80%
United States	4.73%
Netherlands	3.93%
Argentina	3.86%
Norway	3.29%
Italy	3.20%
Canada	2.45%
Finland	2.15%
Belgium	1.87%
Mexico	1.70%
Denmark	1.41%
Switzerland	0.80%
99.91%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

MERCATOR INTERNATIONAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2023 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $27,555,436)	$ 24,512,206
Cash	1,000
Receivables:
Dividends and Interest	23,075
Shareholder Subscriptions	17,875
Prepaid Expenses	18,893
Total Assets	24,573,049
Liabilities:
Payables:
Shareholder Redemptions	1,637
Custody Fees	4,722
Adviser Fees	6,401
Administrative Fees	5,952
Distribution Plan (12b-1) Fees	2,904
Trustee Fees	999
Transfer Agent and Accounting Fees	2,818
Chief Compliance Officer Fees	713
Treasurer Fees	744
Accrued Expenses	11,746
Total Liabilities	38,636

Net Assets	$ 24,534,413

Net Assets Consist of:
Paid In Capital	$ 36,782,769
Distributable Earnings/(Accumulated Deficit)	(12,248,356)
Net Assets, for 2,370,901 Shares Outstanding	$ 24,534,413

Institutional Class Shares
Net Assets	$ 16,950,262
Shares of beneficial interest outstanding	1,635,057
Net asset value per share	$ 10.37

Class A Shares
Net Assets	$ 7,584,151
Shares of beneficial interest outstanding	735,844
Net asset value per share	$ 10.31

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

MERCATOR INTERNATIONAL OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (a)	$ 127,793
Interest	16,896
Total Investment Income	144,689

Expenses:
Advisory fees	95,507
Administrative fees	34,110
Shareholder Servicing fees	21,500
Transfer Agent and Accounting fees	16,222
Custody fees	12,240
Legal fees	4,999
Registration fees	11,946
Audit fees	8,835
Other expenses	6,254
Trustee fees	1,909
Printing and Mailing fees	2,347
Chief Compliance Officer fees	4,451
Distribution Plan (12b-1) fees - Class A	5,445
Treasurer Fees	1,336
Insurance fees	510
Total Expenses	227,611
Less fees waived and expenses reimbursed by the Adviser	(62,989)
Net Expenses	164,622

Net Investment Loss	(19,933)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(650,004)
Net Change in Unrealized Appreciation on Investments	1,615,002
Net Realized and Unrealized Gain on Investments	964,998

Net Increase in Net Assets Resulting from Operations	$ 945,065

(a) Net of Foreign withholding taxes of $1,285.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

MERCATOR INTERNATIONAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2023	12/31/2022
Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (19,933)	$ (190,928)
Net Realized Loss on Investments	(650,004)	(8,253,897)
Unrealized Appreciation (Depreciation) on Investments	1,615,002	(12,935,028)
Net Increase/(Decrease) in Net Assets Resulting from Operations	945,065	(21,379,853)

Distributions:
Distributions to Shareholders - Institutional Class	-	(3,362)
Distributions to Shareholders - Class A	-	(1,522)
Return of Capital - Institutional Class	-	-
Return of Capital - Class A	-	-
Total Distributions	-	(4,884)

Capital Share Transactions
Institutional Class	1,784,471	(18,564,605)
Class A	675,846	3,286,412
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,460,317	(15,278,193)

Total Increase/(Decrease) in Net Assets	3,405,382	(36,662,930)

Net Assets:
Beginning of Period/Year	21,129,031	57,791,961

End of Period/Year	$ 24,534,413	$ 21,129,031

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

MERCATOR INTERNATIONAL OPPORTUNITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Period Ended 12/31/2018 [(c)]
Net Asset Value at Beginning of Year/Period	$ 9.92	$ 17.52	$ 16.29	$ 10.88	$ 7.84	$ 10.00
Gain/(Loss) From Investment Operations:						
Net Investment Loss *	(0.01)	(0.08)	(0.15)	(0.12)	(0.03)	(0.04)
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.46	(7.52)	2.47	6.19	3.07	(2.12)
Total from Investment Operations	0.45	(7.60)	2.32	6.07	3.04	(2.16)
Distributions:						
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	(0.00) ^	(1.09)	(0.64)	-	-
Return of Capital	-	-	-	(0.02)	-	-
Total from Distributions	-	(0.00)	(1.09)	(0.66)	-	-
Net Asset Value at End of Year/Period	$ 10.37	$ 9.92	$ 17.52	$ 16.29	$ 10.88	$ 7.84
Total Return **	4.54% [(b)]	(43.37)%	14.27%	55.77%	38.78%	(21.60)% [(b)]
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 16,950	$ 14,503	$ 51,453	$ 21,028	$ 11,878	$ 4,592
Ratio of Expenses to Average Net Assets						
Before Reimbursement	1.95% [(a)]	1.94%	1.67%	2.16% [(e)]	2.81%	5.47% [(a)]
After Reimbursement [(d)]	1.39% [(a)]	1.40%	1.40%	1.37% [(e)]	1.19%	1.19% [(a) (+)]
Ratio of Net Investment Loss to Average Net Assets						
After Reimbursement [(d)]	(0.12)% [(a)]	(0.69)%	(0.81)%	(0.96)%	(0.27)%	(0.53)% [(a)]
Portfolio Turnover	15.63% [(b)]	43.94%	60.78%	51.26%	25.52%	55.89% [(b)]

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

+ The ratio of expense after reimbursement has been voluntarily decreased by an additional 0.46%.

^ Amount is less than $0.005

(a) Annualized.

(b) Not annualized.

(c) For the period April 2, 2018 (commencement of investment operation) through December 31, 2018.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.

(e) Expenses includes 0.20% of administrative fees which were voluntarily waived by the administrator for the year ended December 31, 2020. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

MERCATOR INTERNATIONAL OPPORTUNITY FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Period Ended 12/31/2019 [c]
Net Asset Value, at Beginning of Year/Period	$ 9.87	$ 17.45	$ 16.26	$ 10.88	$ 9.74
Gain/(Loss) From Investment Operations:					
Net Investment Loss *	(0.02)	(0.08)	(0.18)	(0.14)	(0.02)
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.46	(7.50)	2.46	6.18	1.16
Total from Investment Operations	0.44	(7.58)	2.28	6.04	1.14
Distributions:					
Net Investment Income	-	-	-	-	-
Realized Gains	-	(0.00) ^	(1.09)	(0.64)	-
Return of Capital	-	-	-	(0.02)	-
Total from Distributions	-	(0.00)	(1.09)	(0.66)	-
Net Asset Value, at End of Year/Period	$ 10.31	$ 9.87	$ 17.45	$ 16.26	$ 10.88
Total Return **	4.46% [b]	(43.43)%	14.05%	55.50%	11.70%
Ratios/Supplemental Data:					
Net Assets at End of Year/Period (Thousands)	$ 7,584	$ 6,626	$ 6,339	$ 3,994	$ 1,446
Ratio of Expenses to Average Net Assets					
Before Reimbursement	2.10% [a]	2.07%	1.69%	2.41% [e]	2.60% [a]
After Reimbursement [d]	1.55% [a]	1.55%	1.55%	1.53% [e]	1.44% [a]
Ratio of Net Investment Loss to Average Net Assets					
After Reimbursement [d]	(0.30)% [a]	(0.70)%	(0.93)%	(1.13)%	(0.64)% [a]
Portfolio Turnover	15.63% [b]	43.94%	60.78%	51.26%	25.52% [b]

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ Amount is less than $0.005

(a) Annualized.

(b) Not annualized.

(c) For the period August 30, 2019 (commencement of investment operation) through December 31, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.

(e) Expenses includes 0.20% of administrative fees which were voluntarily waived by the administrator for the year ended December 31, 2020. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2023 (UNAUDITED)

1.  ORGANIZATION

The Mercator International Opportunity Fund (the “Fund”) is a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is a Delaware statutory trust and is registered as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on April 2, 2018. The Board has authorized two classes of shares: Institutional Class and Class A shares. Each class is subject to different expenses. Each class differs as to distribution fees, such that Institutional Class shares have no distribution fees but there is a higher minimum initial investment required. See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The Fund’s investment objective is long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including ASU 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on

Semi-Annual Report | 11

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Semi-Annual Report | 12

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Fund’s adviser, Mercator Investment Management, LLC (the “Adviser”), the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that

Semi-Annual Report | 13

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

The Fund values its investments at fair value. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Semi-Annual Report | 14

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of June 30, 2023, by major security type:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 23,893,807	$ -	$ -	$ 23,893,807
Money Market Fund	618,399	$ -	$ -	618,399
Total	$ 24,512,206	$ -	$ -	$ 24,512,206

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

Semi-Annual Report | 15

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

During the six months ended June 30, 2023, there were no transfers between Level 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Under the terms of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. Under the advisory agreement, the Fund pays Adviser an annual advisory fee of 0.84% of the Fund’s daily average net assets. The advisory agreement remained in effect for an initial two-year period and may be renewed by the Board annually thereafter. For the six months ended June 30, 2023, the Adviser earned $95,507 in advisory fees from the Fund.

The Adviser contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.40% and 1.55% of the average daily net assets attributable to the Institutional Class and Class A shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $62,989. As of December 31, 2022, the unreimbursed amounts paid or waived by the Adviser on behalf of the Fund is $362,069, subject to future recoupment as follows:

Recoverable Through	Amount Recoverable
December 31, 2023	$106,046
December 31, 2024	$110,876
December 31, 2025	$145,147

As of June 30, 2023, the Fund owed the Adviser $6,401.

On April 18, 2019, the Adviser obtained a Line of Credit from Collaborative Fund Services, LLC (“CFS”) in the amount of $200,000.  The Line of Credit had a Maturity Date of the earlier of February 1, 2021 or the date the Adviser ceases to conduct business with CFS. On March 22, 2021, the Maturity Date on the Line of Credit was extended to the earlier of February 1, 2023 or the date the Adviser ceases to conduct business with CFS. On February 1, 2023, the Maturity Date on the Line of Credit was extended to the earlier of February 28, 2025 or the date the Adviser ceases to conduct business with CFS.

Semi-Annual Report | 16

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Effective September 9, 2021, the Line of Credit was assigned to Belpointe Services, LLC. (“Belpointe”), an affiliate of CFS. As of June 30, 2023, the unpaid balance owed by the Adviser to Belpointe is $52,890.

ADMINISTRATOR AND COMPLIANCE SERVICES: Effective June 1, 2019, the Trust, on behalf of the Fund, entered into an Administration and Compliance Agreement with CFS. CFS serves as the Trust’s Administrator and provides compliance services to the Fund. CFS is paid an annual fee of 0.35% of the Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the six months ended June 30, 2023, CFS earned $34,110 for these services. As of June 30, 2023, the Fund owed CFS $5,952. CFS voluntarily waived certain administrative fees that would have been otherwise payable by the Adviser as a result of the operating expense limitation agreement.

TRANSFER AGENT AND FUND ACCOUNTANT: Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant, receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund.

DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES: The Trust, with respect to the Fund, adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for Class A shares with Arbor Court Capital, LLC (“Distributor”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. For the six months ended June 30, 2023, the Fund accrued $5,445 for Class A. The Fund owes the Distributor $2,904 at June 30, 2023 for Distribution fees.

Shareholder servicing fees may be in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by the Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2023, were as follows:

Purchases	$ 6,177,726
Sales	$ 3,938,167

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MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

6.  CAPITAL SHARE TRANSACTIONS

At June 30, 2023, there were unlimited shares authorized at no par value for the Fund.  Transactions in capital for the six months ended June 30, 2023 and the year ended December 31, 2022 were as follows:

Institutional Class	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	415,569	$ 4,376,583	556,160	$ 6,642,254
Shares Reinvested	-	-	335	3,315
Shares Redeemed	(241,914)	(2,592,112)	(2,032,617)	(25,210,174)
Net Increase/(Decrease)	173,655	$ 1,784,471	(1,476,122)	$(18,564,605)

Class A	January 1, 2023 through June 30, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	91,751	$ 960,612	381,154	$ 4,157,793
Shares Reinvested	-	-	152	1,505
Shares Redeemed	(26,881)	(284,766)	(73,559)	(872,886)
Net Increase	64,870	$ 675,846	307,747	$ 3,286,412

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the cost of investments owned at December 31, 2022 is $26,147,361. As of December 31, 2022, the gross unrealized appreciation on a tax basis totaled $2,323,726 and the gross unrealized depreciation totaled $7,232,434 for a net unrealized depreciation of $4,908,708.

The difference between the book cost and tax cost of investments of the Fund represents disallowed wash sales for tax purposes.

As of December 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Unrealized appreciation (depreciation)	$ (4,908,708)
Capital Loss Carryforwards	(8,101,368)
Accumulated Deficit	$ (13,010,076)

Semi-Annual Report | 18

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

As of December 31, 2022, the Fund recorded permanent book/tax differences of $183,345 from paid in capital to distributable earnings due to net operating losses.

As of December 31, 2022, the Fund has capital loss carryforwards available for federal income tax purposes as follows:

Short-term non-expiring	$ 6,755,764
Long-term non-expiring	1,345,604
Total	$ 8,101,368

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

No distributions were paid for the six months ended June 30, 2023.

For the year ended December 31, 2022, the Fund paid an ordinary distribution of $3,252, and a long-term capital gain distribution of $1,632.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, TD Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 79% of the voting securities of the Fund and may be deemed to control the Fund.

10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

Semi-Annual Report | 19

MERCATOR INTERNATIONAL OPPORTUNITY FUND

EXPENSE ILLUSTRATION

JUNE 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six-month period, January 1, 2023 through June 30, 2023.

Actual Expenses

The actual line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Mercator International Opportunity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,045.36	$7.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.85	$7.00

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 20

MERCATOR INTERNATIONAL OPPORTUNITY FUND

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Mercator International Opportunity Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023

Actual	$1,000.00	$1,044.58	$7.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.11	$7.75

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 21

MERCATOR INTERNATIONAL OPPORTUNITY FUND

ADDITIONAL INFORMATION

JUNE 30, 2023 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

RENEWAL ADVISORY AGREEMENT

In connection with the meeting of the Board held on February 16, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of an investment advisory agreement (“Mercator Advisory Agreement”) between Mercator Investment Management, LLC (“MIM”) and the Trust, with respect to the Fund. In considering the renewal of the Mercator Advisory Agreement, the Board received materials specifically relating to the Mercator Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Mercator Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Mercator Advisory Agreement on behalf of the Fund and the weight to be given to each factor considered.

Semi-Annual Report | 22

MERCATOR INTERNATIONAL OPPORTUNITY FUND

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Mercator Advisory Agreement.

Nature, Extent and Quality of Services.The Trustees noted that MIM was an SEC registered investment adviser with $21 million in assets under management as of November 30, 2022. The Board reviewed the background information of the key personnel responsible for the Fund. They noted that the adviser added Mr. Schmitz as the chief compliance officer in March 2022, Mr. Weiman, senior trader and analyst, departed in July 2022, and Mr. Angelis, compliance consultant, departed in February 2022. They reviewed each person’s education and financial industry experience. The Trustees further noted that the SEC examination of the adviser concluded in January 2023. They reviewed the compliance procedures that were modified to address the noted issues and recommendations, and they remarked that the compliance program improved. The Trustees concluded that it expected MIM to continue to provide satisfactory service to the Fund and its shareholders.

Performance.  The Board considered the performance of the Fund and noted that it returned -40.98% and 3.26% over the 1-year and 3-year periods, respectively. They observed that the Fund underperformed the peer group average, Morningstar category average and the MSCI EAFE Index for the 1-year period and outperformed the peer group and Morningstar category averages and the MSCI EAFE Index for the 3-years period.  The Trustees acknowledged the adviser’s contention that the underperformance was sentiment driven and that MIM added many positions that would become attractive in the long run. Mr. Skidmore noted that in his 10 years of observing Herve van Caloen, the portfolio manager of Mercator, the underperformance was not unreasonable given his strategy. He explained that Mr. Caloen was up 9.2% year-to-date. The Trustees concluded that the Fund’s performance was acceptable and agreed to continue to monitor performance.

Fees and Expenses. The Trustees noted that the adviser’s annual fee with respect to the Fund was 0.84%, slightly higher than the peer group average of 0.83%, but within the range of its peer group. They observed that the net expense ratio of the Fund was 1.58%, which was higher than the peer group and Morningstar category averages, but within the range of its peer group and the Morningstar category. They acknowledged that the Fund’s higher net expense ratio was not unusual given the smaller size of the Fund. They also noted that the expense limitation agreement was intended to be renewed at the current rates. The Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that there was a net loss for the advisor with regard to its management of the Fund. The Trustees acknowledged the adviser’s assertion that the profits earned were not excessive considering the expenses of the adviser and that the fees charged were in line with its peer group. After discussion, the Trustees determined that the profitability with regard to the Fund was not unreasonable.

Semi-Annual Report | 23

MERCATOR INTERNATIONAL OPPORTUNITY FUND

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2023 (UNAUDITED)

Economies of Scale.  The Trustees considered whether economies of scale would be realized in connection with the services provided to the Fund by the adviser. The Trustees acknowledged MIM’s beliefs that as the fund grows, the expenses related to the operation of the fund would decline and that the assets under management would not require a break in the management fee within the year. The Trustees noted that there were no breakpoints at this time and that the adviser would continue to monitor the cost of managing the Fund to pass on appropriate breaks. The Board discussed MIM’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continues to grow.

Conclusion. Having requested and received such information from MIM as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | 24

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Semi-Annual Report | 25

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Report | 26

Investment Adviser

Mercator Investment Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the Fund’s shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: August 29, 2023

By /s/ Bill McCormick

     Bill McCormick

     Treasurer/Chief Financial/Principal Accounting Officer of the Trust

Date: August 29, 2023